                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                                Boston, MA 02210

May 5, 2008

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A ("Registrant")
         Registration Statement on Form N-4
         File No. 333-83558

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the Venture III Variable Annuity (currently issued contracts) prospectus and the statement of additional information, each dated April 28, 2008, contain no changes from the form of Venture III Variable Annuity (currently issued contracts) prospectus and the statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on April 28, 2008. The Venture III Variable Annuity (previously issued contracts) prospectus and the Wealthmark ML3 Variable Annuity prospectus will be filed today as a 497(c) filing to make a technical correction in the body of the prospectuses regarding the Contracts to which they pertain.

If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel -- Annuities, at (617) 663-2184.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus
Senior Counsel - Annuities